Securities Act Registration No. 333-215588

Investment Company Act Reg. No. 811-23226

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7	☒

(Check appropriate box or boxes.)

LISTED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Matthew Clements

260 Newport Center Drive, Suite 100

Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Copies to:

Laura E. Flores

John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004-2541

Registrant’s telephone number, including area code: (646)-787-0394

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-215588 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach, and State of California, on the 4th day of January, 2019.

Listed Funds Trust

BY:	/s/ Jonathon Clements
Jonathon Clements
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 4 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*	Trustee	January 4, 2019
Gene Chao

*	Trustee	January 4, 2019
John Jacobs

/s/ Jonathon Clements	President	January 4, 2019
Jonathon Clements

/s/ Matthew Clements	Treasurer and Chief Accounting Officer	January 4, 2019
Matthew Clements

By:

*/s/ Matthew Clements
Matthew Clements

*	Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase